Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 1,370,080
Additions - amortization	(141,223)	€ (137,184)	€ (152,333)
Balance at the end of the period	1,254,489	1,370,080
Capitalized development costs	134,644	91,066
Reconciliation of goodwill
Balance at the beginning of the period	15,170,652
Balance at the end of the period	13,571,394	15,170,652
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,370,080
Balance at the end of the period	1,254,489	1,370,080
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,079,298
Balance at the end of the period	999,505	1,079,298
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	9,156
Balance at the end of the period	5,211	9,156
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	328,149
Balance at the end of the period	243,740	328,149
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	7,958
Balance at the end of the period	1,087	7,958
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	42,248
Balance at the end of the period	31,056	42,248
Intangible assets under construction
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	417,861
Balance at the end of the period	236,420	417,861
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	181,418
Balance at the end of the period	406,866	181,418
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	92,508
Balance at the end of the period	75,125	92,508
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	290,782
Balance at the end of the period	254,984	290,782
Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	252,386
Balance at the end of the period	223,152	252,386
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,042
Balance at the end of the period	958	1,042
Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	37,354
Balance at the end of the period	30,874	37,354
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	15,170,652
Balance at the end of the period	13,571,394	15,170,652
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,266,148	2,785,627
Foreign currency translation	(173,565)	88,100
Changes in consolidation group	1,611	(7,295)
Additions	147,017	106,466
Reclassifications	(4,199)	(20,155)
Disposals	(137,673)	(686,595)
Balance at the end of the period	2,099,339	2,266,148	2,785,627
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,973,375	2,517,555
Foreign currency translation	(144,116)	73,265
Changes in consolidation group	1,611	(7,308)
Additions	147,017	106,466
Reclassifications	(4,199)	(33,828)
Disposals	(130,423)	(682,775)
Balance at the end of the period	1,843,265	1,973,375	2,517,555
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	33,745	328,688
Foreign currency translation	(10,842)	7,074
Changes in consolidation group	719	(1,905)
Additions		394
Reclassifications		(4,301)
Disposals	(3,972)	(296,205)
Disposals of fully-amortized intangibles from prior periods		(280,839)
Balance at the end of the period	19,650	33,745	328,688
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	701,385	664,620
Foreign currency translation	(73,616)	37,955
Reclassifications	432	(73)
Disposals	(173)	(1,117)
Balance at the end of the period	628,028	701,385	664,620
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	75,635	162,687
Foreign currency translation	(3,958)	2,741
Changes in consolidation group		(4)
Additions		610
Reclassifications	(3,737)	(295)
Disposals	(20,358)	(90,104)
Disposals of fully-amortized intangibles from prior periods		(90,044)
Balance at the end of the period	47,582	75,635	162,687
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	74,575	71,484
Foreign currency translation	(7,639)	3,280
Disposals	(18,295)	(189)
Balance at the end of the period	48,641	74,575	71,484
Gross carrying amount | Intangible assets under construction
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	417,861	350,991
Foreign currency translation	(14,486)	8,341
Additions	133,111	82,252
Reclassifications	(298,043)	(22,731)
Disposals	(2,023)	(992)
Balance at the end of the period	236,420	417,861	350,991
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	425,227	527,282
Foreign currency translation	(24,221)	10,284
Changes in consolidation group	(633)	(277)
Additions	8,710	17,984
Reclassifications	294,761	20,578
Disposals	(37,235)	(150,624)
Disposals of fully-amortized intangibles from prior periods		(102,244)
Balance at the end of the period	666,609	425,227	527,282
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	244,947	411,803
Foreign currency translation	(9,354)	3,590
Changes in consolidation group	1,525	(5,122)
Additions	5,196	5,226
Reclassifications	2,388	(27,006)
Disposals	(48,367)	(143,544)
Disposals of fully-amortized intangibles from prior periods		(119,358)
Balance at the end of the period	196,335	244,947	411,803
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	292,773	268,072
Foreign currency translation	(29,449)	14,835
Changes in consolidation group		13
Reclassifications		13,673
Disposals	(7,250)	(3,820)
Balance at the end of the period	256,074	292,773	268,072
Gross carrying amount | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	252,825	225,664
Foreign currency translation	(29,244)	14,788
Reclassifications		13,673
Disposals		(1,300)
Balance at the end of the period	223,581	252,825	225,664
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,594	2,534
Foreign currency translation	(205)	47
Changes in consolidation group		13
Disposals	(770)
Balance at the end of the period	1,619	2,594	2,534
Gross carrying amount | Emission certificates
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	37,354	39,874
Disposals	(6,480)	(2,520)
Balance at the end of the period	30,874	37,354	39,874
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	15,671,740	15,247,800
Foreign currency translation	(1,642,863)	812,893
Changes in consolidation group	14,283	(81,891)
Reclassifications	(94,060)	(307,062)
Balance at the end of the period	13,949,100	15,671,740	15,247,800
Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(896,068)	(1,423,300)
Foreign currency translation	67,505	(33,892)
Changes in consolidation group	625	6,598
Additions - amortization	(141,223)	(137,184)
Impairment loss	(3,635)	(9,666)
Reclassifications	9	19,758
Disposals	127,937	681,618
Balance at the end of the period	(844,850)	(896,068)	(1,423,300)
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(894,077)	(1,420,023)
Foreign currency translation	67,374	(33,878)
Changes in consolidation group	625	6,598
Additions - amortization	(141,223)	(137,184)
Impairment loss	(3,635)	(9,666)
Reclassifications	9	19,758
Disposals	127,167	680,318
Balance at the end of the period	(843,760)	(894,077)	(1,420,023)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(24,589)	(315,649)
Foreign currency translation	10,092	(6,546)
Changes in consolidation group		1,900
Additions - amortization	(3,379)	(4,689)
Impairment loss	(536)	(55)
Reclassifications		4,275
Disposals	3,973	296,175
Disposals of fully-amortized intangibles from prior periods		280,839
Balance at the end of the period	(14,439)	(24,589)	(315,649)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(373,236)	(305,567)
Foreign currency translation	37,767	(17,469)
Additions - amortization	(48,992)	(51,300)
Reclassifications		(17)
Disposals	173	1,117
Balance at the end of the period	(384,288)	(373,236)	(305,567)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(67,677)	(152,706)
Foreign currency translation	3,550	(2,493)
Changes in consolidation group		2
Additions - amortization	(2,726)	(2,772)
Reclassifications		200
Disposals	20,358	90,092
Disposals of fully-amortized intangibles from prior periods		90,044
Balance at the end of the period	(46,495)	(67,677)	(152,706)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(32,327)	(26,713)
Foreign currency translation	3,073	(1,139)
Additions - amortization	(4,504)	(4,652)
Impairment loss	(2,118)
Reclassifications	(5)
Disposals	18,296	177
Balance at the end of the period	(17,585)	(32,327)	(26,713)
Accumulated depreciation / amortization / impairment | Intangible assets under construction
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period		(339)
Foreign currency translation		(7)
Disposals		346
Balance at the end of the period			(339)
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(243,809)	(334,404)
Foreign currency translation	10,279	(5,783)
Changes in consolidation group	509	151
Additions - amortization	(63,237)	(52,695)
Impairment loss	(1)	(1,291)
Reclassifications	95	1,292
Disposals	36,421	148,921
Disposals of fully-amortized intangibles from prior periods		102,244
Balance at the end of the period	(259,743)	(243,809)	(334,404)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(152,439)	(284,645)
Foreign currency translation	2,613	(441)
Changes in consolidation group	116	4,545
Additions - amortization	(18,385)	(21,076)
Impairment loss	(980)	(8,320)
Reclassifications	(81)	14,008
Disposals	47,946	143,490
Disposals of fully-amortized intangibles from prior periods		119,358
Balance at the end of the period	(121,210)	(152,439)	(284,645)
Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,991)	(3,277)
Foreign currency translation	131	(14)
Disposals	770	1,300
Balance at the end of the period	(1,090)	(1,991)	(3,277)
Accumulated depreciation / amortization / impairment | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(439)	(1,769)
Foreign currency translation	10	30
Disposals		1,300
Balance at the end of the period	(429)	(439)	(1,769)
Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,552)	(1,508)
Foreign currency translation	121	(44)
Disposals	770
Balance at the end of the period	(661)	(1,552)	(1,508)
Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(501,088)	(597,792)
Foreign currency translation	43,142	(4,723)
Changes in consolidation group		32,633
Impairment loss	(8,171)	(62,189)
Reclassifications	88,411	130,983
Balance at the end of the period	€ (377,706)	€ (501,088)	€ (597,792)